Securities (Amortized Cost and Estimated Fair Value of Debt Securities by Contractual Maturity) (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
AFS, Amortized Cost
Due in one year or less	$ 275
Due after one year through five years	1,013
Due after five years through ten years	2,670
Due after ten years	23,375
Total debt securities	27,333
AFS, Fair Value
Due in one year or less	275
Due after one year through five years	1,018
Due after five years through ten years	2,580
Due after ten years	23,053
Total debt securities	26,926
HTM, Amortized Cost
Due in one year or less	0
Due after one year through five years	1,683
Due after five years through ten years	1,688
Due after ten years	13,309
Amortized Cost	16,680	$ 18,530
HTM, Fair Value
Due in one year or less	0
Due after one year through five years	1,703
Due after five years through ten years	1,672
Due after ten years	13,171
Total debt securities	$ 16,546	$ 18,519